The Advisors’ Inner Circle Fund

Statement of Certification

Pursuant to Rule 497(j)

The Advisors’ Inner Circle Fund (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated January 28, 2026 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 377 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-42484 and 811-06400), which was filed electronically on January 28, 2026 (Accession No. 0001398344-26-001510).

The Advisors’ Inner Circle Fund

By:	/s/ Matthew M. Maher
Matthew M. Maher

Title:	Vice President and Secretary

Date:	January 30, 2026